AXPSM Small Cap
Advantage
Fund

2000 ANNUAL REPORT
(PROSPECTUS ENCLOSED)


American
  Express(R)
Funds

(icon of) ruler


AXP Small Cap Advantage  Fund
seeks to provide shareholders
with long-term capital growth.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment strategy, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)


AMERICAN
  EXPRESS(R) (logo)

Good Things,
Small Packages

Small-capitalization stocks may not measure up to the big blue-chips in terms of market value, but that doesn't mean they have to take a back seat when it comes to investment performance. To get the most out of the small-cap sector, this Fund spreads its holdings among growth and value stocks that meet a variety of strict selection criteria. The result is a portfolio of about 200 to 250 stocks that provide broad representation in the small-cap sector.

AXP SMALL CAP ADVANTAGE FUND(This annual report is not part of the prospectus.)

Table of Contents

2000 ANNUAL REPORT
The purpose of this annual report is to tell investors how the Fund performed.

From the Chairman                         4
From the Portfolio Managers               4
Fund Facts                                6
The 10 Largest Holdings                   7
Making the Most of the Fund               8
The Fund's Long-term Performance          9
Independent Auditors' Report             10
Financial Statements                     11
Notes to Financial Statements            14
Investments in Securities                21
Federal Income Tax Information           32

2000 PROSPECTUS
The prospectus, which is bound into the middle of this annual report, describes the Fund in detail.

The Fund                               3p
Goal                                   3p
Investment Strategy                    3p
Risks                                  4p
Past Performance                       4p
Fees and Expenses                      5p
Management                             6p
Buying and Selling Shares              7p
Valuing Fund Shares                    7p
Investment Options                     7p
Purchasing Shares                      9p
Transactions through Third Parties    12p
Sales Charges                         12p
Exchanging/Selling Shares             16p
Distributions and Taxes               21p
Other Information                     23p
Financial Highlights                  24p

(This annual report is not part of the prospectus.) ANNUAL REPORT - 2000

(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman

The financial markets have always had their ups and downs, but in recent months volatility has become more frequent and intense. While no one can say with certainty what the markets will do, American Express Financial Corporation, the Fund's investment manager, expects economic growth to continue this year, accompanied by a modest rise in long-term interest rates. But no matter what transpires, this is a great time to take a close look at your goals and investments. We encourage you to:

o Consult a professional investment advisor who can help you cut through mountains of data.

o Set financial goals that extend beyond those achievable through retirement plans of your employer.

o    Learn as much as you can about your current investments.

The portfolio manager's letter that follows provides a review of the Fund's investment strategies and performance. The annual report contains other valuable information as well. The Fund's prospectus describes its investment objectives and how it intends to achieve those objectives. As experienced investors know, information is vital to making good investment decisions.

So, take a moment and decide again whether the Fund's investment objectives and management style fit with your other investments to help you reach your financial goals. And make it a practice on a regular basis to assess your investment options.

Sincerely,



Arne H. Carlson

(picture of) Kent A. Kelley
Portfolio manager

From the Portfolio Managers

An improving environment for small-capitalization stocks set the stage for a solid return for the AXP Small Cap Advantage Fund. From May 4, 1999 (the Fund's inception date) through March 2000 -- the Fund's Class A shares generated a total return of 22.04% (excluding the sales charge).

Equity returns during the summer quarter of 1999 were quite modest, as concerns about potentially higher inflation and rising interest rates pressured the stock market. Nevertheless, smaller stocks began to attract investor attention, and during this period actually outperformed larger-capitalization stocks for the first time in several years.

AXP SMALL CAP ADVANTAGE FUND(This annual report is not part of the prospectus.)

(picture of) Jacob (Jake) Hurwitz
Jacob (Jake) Hurwitz
Portfolio manager

We put shareholders' money to work quickly after the Fund's launch, and by the middle of May the portfolio was fully invested. In keeping with an investment style that aims to provide diversification through a blend of growth and value investments, we built a portfolio consisting of approximately 200 stocks, with about 65% in small-cap growth issues and the rest in small-cap value names.

BACK ON TRACK
The stock market rebounded sharply in October, thanks largely to reports of still-tame inflation, healthy corporate profits and increasing excitement about the potential of the Internet. The positive trend quickly turned into a powerful, technology-led rally that gathered momentum through the end of 1999 and into the new year. While the broad market tailed off in January, small-cap stocks continued to advance until early March, before retreating somewhat over the final weeks of the period.

Small-cap technology stocks, thanks to very high expected revenue growth rates and, in some cases, their strong earnings growth, attracted great interest from investors and, consequently, were at the forefront of the market's advance.
While we kept the portfolio broadly diversified across economic sectors, technology clearly was our primary focus over this period. Within the tech sector, we focused on the telecommunications, semiconductor, enterprise software and wireless communication stocks.

As the new fiscal year begins, we continue to be optimistic about the outlook for small-cap stocks. Despite their recent strong performance, small-caps remain relatively inexpensive given earnings growth prospects that exceed those of large-cap stocks. Still, it would be naive to expect perfectly smooth sailing in the months ahead, particularly in light of the Federal Reserve's willingness to raise interest rates to slow down the economy and thereby avoid a run-up in inflation. However, once concerns about inflation and interest rates subside, we expect that a more normal investment environment will unfold, allowing for a broader advance by the small-cap sector.



Kent A. Kelley



Jacob (Jake) Hurwitz

(This annual report is not part of the prospectus.) ANNUAL REPORT - 2000

Fund Facts


Class A -- May 4, 1999* - March 31, 2000
(All figures per share)

Net asset value (NAV)
March 31, 2000                                                 $6.07
May 4, 1999*                                                   $5.00
Increase                                                       $1.07

Distributions -- May 4, 1999* - March 31, 2000
From income                                                    $0.03
From capital gains                                             $ --
Total distribution                                             $0.03
Total return**                                               +22.04%***

Class B -- May 4, 1999* - March 31, 2000
(All figures per share)

Net asset value (NAV)
March 31, 2000                                                 $6.03
May 4, 1999*                                                   $5.00
Increase                                                       $1.03

Distributions -- May 4, 1999* - March 31, 2000
From income                                                    $0.03
From capital gains                                             $ --
Total distribution                                             $0.03
Total return**                                               +21.24%***

Class Y -- May 4, 1999* - March 31, 2000
(All figures per share)

Net asset value (NAV)
March 31, 2000                                                 $6.08
May 4, 1999*                                                   $5.00
Increase                                                       $1.08

Distributions -- May 4, 1999* - March 31, 2000
From income                                                    $0.03
From capital gains                                             $ --
Total distribution                                             $0.03
Total return**                                               +22.24%***

*Inception date.

**Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.

***The total return is a hypothetical investment in the Fund with all distributions reinvested.

AXP SMALL CAP ADVANTAGE FUND(This annual report is not part of the prospectus.)

The 10 Largest Holdings

                                     Percent                     Value
                                 (of net assets)        (as of March 31, 2000)
 Gentex                                 1.11%                $4,658,641
 Mercury Interactive                    1.08                  4,525,174
 Dycom Inds                             1.06                  4,450,874
 CommScope                              1.01                  4,234,181
 Zale                                   1.00                  4,218,561
 Varian Medical Systems                  .91                  3,823,374
 Pride Intl                              .88                  3,698,269
 U.S. Trust                              .85                  3,590,999
 Lattice Semiconductor                   .80                  3,370,837
 Micrel                                  .78                  3,273,599

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(icon of) pie chart
                            The 10 holdings listed here
                            make up 9.48% of net assets

(This annual report is not part of the prospectus.) ANNUAL REPORT - 2000

Making the Most of the Fund


BUILD YOUR ASSETS SYSTEMATICALLY
One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high. The chart below shows how dollar-cost averaging works. In these three hypothetical scenarios, you will see six months of share price fluctuations.

This strategy does not ensure a profit or avoid a loss if the market declines. But, if you can continue to invest regularly through changing market conditions even when the price of your shares fall or the market declines, it can be an effective way to accumulate shares to meet your long-term goals.

How dollar-cost averaging works

     Jan  Feb  Mar  Apr  May  Jun
$15                 $16  $18  $20

$10  $10  $12  $14

$ 5

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      42.25                    $15                    $14.20
-------------------------------------------------------------------------------

     Jan  Feb  Mar  Apr  May  Jun
$15

$10  $10  $8             $8   $10

$ 5            $5   $5

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      85.0                     $7.66                  $7.05
-------------------------------------------------------------------------------

     Jan  Feb  Mar  Apr  May  Jun
$15

$10  $10  $8   $6             $7

$ 5                 $4   $4

Accumulated shares*       Average market           Your average
                          price per share          cost per share

     103.5                    $6.50                    $5.80
-------------------------------------------------------------------------------
$100 invested per month. Total invested: $600

*Shares purchased is determined by dividing the amount invested per month by the current share price.

THREE WAYS TO BENEFIT FROM A MUTUAL FUND:
o your shares increase in value when the Fund's investments do well
o you receive capital gains when the gains on investments sold by the Fund exceed losses
o you receive income when the Fund's stock dividends, interest and short-term gains exceed its expenses.

All three make up your total return. You potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.

AXP SMALL CAP ADVANTAGE FUND(This annual report is not part of the prospectus.)

The Fund's Long-term Performance

_______________________________________________________________________________
                How $10,000 has grown in AXP Small Cap Advantage Fund
_______________________________________________________________________________

$20,000
                                              Lipper Mid-Cap Growth Index

                                          Russell 2000 Index

                S&P Small Cap 600 Index
$10,000


$30,000


$9,425                                                                        $11,562
                                                                         AXP Small Cap
                                                                        Advantage Fund
                                                                              Class A
               (The printed version of this chart contains
                a line graph with four lines corresponding
                to the three Indexes and Fund noted above.)

6/1/99  6/30/99  7/31/99  8/31/99  9/30/99  10/31/99 11/30/99 12/31/99 1/31/00 2/29/00 3/31/00

_______________________________________________________________________________
Total return (as of March 31, 2000)
_______________________________________________________________________________

                                                       Since
                                                     inception*
 Class A                                              +15.02%
 Class B                                              +16.24%
 Class Y                                              +22.24%

*Inception date was May 4, 1999.

Assumes: Holding period from 6/1/99 to 3/31/00. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund has a value of $60. Also see "Past Performance" in the fund's current prospectus.

On the graph above you can see the Fund's total return compared to three unmanaged performance indexes, the Standard & Poor's SmallCap 600 Index (S&P
600), the Russell 2000(R) Index, and the Lipper Small-Cap Core Index. In comparing AXP Small Cap Advantage Fund to the indexes, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5.75%, while such charges are not reflected in the performance of the indexes.

S&P 600 is an unmanaged market-weighted index that consists of 600 domestic stocks chosen for market size, liquidity (bid-asked spread, ownership, share turnover and number of no trade days) and industry group representation. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commission or other fees. The Fund may invest in stocks that may not be listed in the index.

Russell 2000 Index, an unmanaged index, measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

Lipper Small-Cap Core Index, an unmanaged index published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

(This annual report is not part of the prospectus.) ANNUAL REPORT - 2000

The financial statements contained in the Post-Efective Amendment #37 to Registration Statement No. 2-89288 filed on or about May 16, 2000, are incorporated herein by reference.

Federal Income Tax Information

(Unaudited)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local tax purposes.

AXP Small Cap Advantage Fund
Period ended March 31, 2000

Class A

Income distribution taxable as dividend income, 2.67% qualifying for deduction by corporations.

Payable date                                 Per share

Dec. 23, 1999                                 $0.02858
Total distribution                            $0.02858

The distribution of $0.02858 per share, payable Dec. 23, 1999, consisted of $0.02858 from net short-term capital gains.

Class B

Income distribution taxable as dividend income, 2.67% qualifying for deduction by corporations.

Payable date                                 Per share

Dec. 23, 1999                                 $0.02858
Total distribution                            $0.02858

The distribution of $0.02858 per share, payable Dec. 23, 1999, consisted of $0.02858 from net short-term capital gains.

Class Y

Income distribution taxable as dividend income, 2.67% qualifying for deduction by corporations.

Payable date                                 Per share

Dec. 23, 1999                                 $0.02858
Total distribution                            $0.02858

The distribution of $0.02858 per share, payable Dec. 23, 1999, consisted of $0.02858 from net short-term capital gains.

AXP SMALL CAP ADVANTAGE FUND(This annual report is not part of the prospectus.)

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American
  Express(R)
Funds

AXP Small Cap Advantage Fund
200 AXP Financial Center
Minneapolis, MN 55474






AMERICAN
  EXPRESS(R)(logo)

S-6427 C (5/00)

Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

STATEMENT OF DIFFERENCES

Difference                                       Description

1)   The layout is different                     1)  Some of the layout in the
     throughout the annual report.                   annual report to
                                                     shareholders is in two
                                                     columns.

2)   There are pictures, icons                   2)  Each picture, icon and
     and graphs throughout the                       graph is described in
     annual report.                                  parentheses.